10-K Assets and liabilities held for sale and discontinued operations - Schedule of disposition of assets held-for-sale group (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	$ (293)	$ (10,193)	$ (26,250)	$ (10,398)	[1]	$ (47,692)	[1]
Discontinued Operations
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	(324)		(9,456)	5,009		24,870
Discontinued Operations | Adult-use Maine
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				71		355
Discontinued Operations | California
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				568		3,009
Discontinued Operations | Colorado
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				1,687		1,435
Discontinued Operations | Oregon
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				384		2,724
Discontinued Operations | Michigan
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				2,087		10,507
Discontinued Operations | Kentucky - CBD
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				212		6,840
Discontinued Operations | Missouri
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			(2,397)
Discontinued Operations | Hemp-derived THC
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	(324)		(7,059)
Discontinued Operations | Phytoscience Management Group, Inc.
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			0
Discontinued Operations | North Shore Assets
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			0	0
Discontinued Operations | Acres Assets
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			0	0
Discontinued Operations | Illinois Assets
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			0
Discontinued Operations | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			0	0
Held for Sale Entities
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	8		1,207	283		0
Held for Sale Entities | Adult-use Maine
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				0		0
Held for Sale Entities | California
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				0		0
Held for Sale Entities | Colorado
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				0		0
Held for Sale Entities | Oregon
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				0		0
Held for Sale Entities | Michigan
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				0		0
Held for Sale Entities | Kentucky - CBD
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale				0		$ 0
Held for Sale Entities | Missouri
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			0
Held for Sale Entities | Hemp-derived THC
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale	$ 0		0
Held for Sale Entities | Phytoscience Management Group, Inc.
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			247
Held for Sale Entities | North Shore Assets
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			331	(899)
Held for Sale Entities | Acres Assets
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			108	(1,180)
Held for Sale Entities | Illinois Assets
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			(508)
Held for Sale Entities | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Disposal Group, Including Discontinued Operations [Line Items]
Total (loss) gain on disposal of net assets held for sale			$ 1,029	$ 2,362

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.